DEBT SECURITIES IN ISSUE - Summary of Debt Securities in Issue (Details) £ in Millions, € in Billions, $ in Billions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Debt Securities In Issue [Line Items]
Notional amount	£ 269,122			£ 272,315
Debt securities	42,873			37,569
Credit linked notes	175			226
Medium-Term notes
Debt Securities In Issue [Line Items]
Debt securities	13,381			11,518
Euro €35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount | €		€ 35			€ 35
Debt securities	19,201			17,211
US $20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 20			$ 20
Debt securities	2,411			3,274
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,607			1,196
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	635			441
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	5,638			3,929
– US $30bn Euro Medium Term Note Programme | Medium-Term notes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 30			$ 30
Debt securities	308			696
– Euro €30bn Euro Medium Term Note Programme | Medium-Term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30			€ 30
Debt securities	5,680			4,092
– US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-Term notes
Debt Securities In Issue [Line Items]
Debt securities	£ 7,393			£ 6,730